INCOME AND SOCIAL CONTRIBUTION TAXES - Income and Social Contribution taxes payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income taxes payable	R$ 301,699	R$ 170,125
Social contribution taxes payable	90,606	55,128
Total	392,305	225,253
Current	130,866	9,898
Non-current	261,439	215,355
Income tax and social contribution liabilities	R$ 269,158	R$ 216,497